Investments in joint ventures and joint operations	3 Months Ended
Mar. 31, 2022
Interests In Other Entities [Abstract]
Investments in joint ventures and joint operations	Investments in joint ventures and joint operations
During the three months ended March 31, 2022, the Group made no additional capital contributions to its joint venture with RallyBio, RE Ventures (three months to March 31, 2021: £366,000).

The Group’s share of the loss incurred by the joint venture during the three months ended March 31, 2022 totalled £293,000 (three months to March 31, 2021: £375,000).

There were no transactions with the Group’s other joint venture with RallyBio, RE Ventures II, LLC, during the three months ended March 31, 2022 (three months to March 31, 2021: £nil).
The Group’s interests in joint operations are disclosed in the consolidated financial statements for the year ended December 31, 2021.